Restatement of Previously Issued Consolidated Financial Statements (Details) - Schedule of financial statement - SoundHound, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2019	[1]	Jan. 31, 2019
As reported [Member]
Assets
Unbilled receivable			$ 459
Accounts receivable			754
Deferred costs – App Store commissions			39
Liabilities
Contract liability			7,161
Equity
Accumulated deficit			161,368
Restatement Impacts [Member]
Assets
Unbilled receivable			130
Accounts receivable			982
Deferred costs – App Store commissions
Liabilities
Contract liability			6,873
Equity
Accumulated deficit			5,761
As Restated [Member]
Assets
Unbilled receivable			374
Accounts receivable			1,736
Deferred costs – App Store commissions			(49)
Liabilities
Contract liability			14,917
Equity
Accumulated deficit	$ (232,782)		168,315
Cumulative Impact from Adopting Topic 606 [Member] | As reported [Member]
Assets
Unbilled receivable			(215)
Accounts receivable
Deferred costs – App Store commissions			(88)
Liabilities
Contract liability			883
Equity
Accumulated deficit			1,186
Balance as of January 1, 2019 [Member] | As reported [Member]
Assets
Unbilled receivable			244
Accounts receivable			754
Deferred costs – App Store commissions			(49)
Liabilities
Contract liability			8,044
Equity
Accumulated deficit			$ 162,554

[1]	The Company identified an error in the valuation of warrant liability as of December 31, 2019. As a result of the error, the warrant liability was overstated by $1,629,000. As such, the Company recorded an adjustment to correct the warrant liability balance on the Consolidated Balance Sheet and other expense on the Consolidated Statement of Operations and Comprehensive Loss.